Segment Information - Components of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues	¥ 10,367,096	$ 1,482,475	¥ 10,562,971	¥ 12,002,323
Revenue Sharing	(5,459,117)		(5,496,231)	(6,079,947)
Other cost of revenues	(987,502)		(951,110)	(945,447)
Research and development	(779,449)	(111,460)	(804,425)	(884,590)
Sales and marketing	(1,368,658)	(195,715)	(1,329,780)	(1,414,949)
General and administrative	(455,393)		(507,658)	(502,479)
Interest expense	(72,438)	(10,358)	(127,846)	(62,223)
Income tax expense	(842,869)	(120,529)	(845,022)	(630,023)
Other Segment Items (note)	404,855		538,674	469,030
Net income	¥ 806,525	$ 115,333	¥ 1,039,573	¥ 1,951,695